STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 3,207,643	$ 2,666,857	$ 11,063,619	$ 10,432,517
Cost of products sold	1,719,737	1,497,623	6,289,316	6,354,968
Gross Profit	1,487,906	1,169,234	4,774,303	4,077,549
Operating expenses:
Salaries and wages	928,170	675,249	2,857,773	3,241,981
Selling, general and administrative	299,425	283,725	872,669	786,548
Professional fees	59,026	40,403	167,299	95,191
Depreciation	46,523	30,821	155,728	115,056
Total operating expenses	1,333,144	1,030,198	4,053,469	4,238,776
Income from operations	154,762	139,036	720,834	(161,227)
Other expense:
Gain on sale of assets			19,327
Forgiveness of PPP loan			609,500
Interest expense	17,712	60,380	(178,584)	(165,468)
Loss on disposal of asset	5,101
Total other expenses	22,813	60,380	450,243	(165,468)
Net income / (loss) before income tax expense			1,171,077	(326,695)
Net income	$ 131,949	$ 78,656	$ 1,171,077	$ (326,695)
Basic and dilutive income per share of common stock	$ 0.03	$ 0.02	$ 0.29	$ (0.08)
Weighted average number of shares of common stock outstanding	4,000,000	4,000,000	4,000,000	4,000,000